Trade Receivables and Allowance for Doubtful Accounts (Details) - Schedule of Accounts Receivable - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Trade Receivables, gross		$ 352
Allowance for Doubtful Accounts
Trade Receivables, net		$ 352